Trade and Other Receivables - Disclosure of Impairment Loss and Reversal of Impairment Loss (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Trade and other receivables [abstract]
Balance at beginning of the period (calculated in accordance with IAS 139)	$ (22)	$ (609)
Opening impairment allowance calculated under IFRS 9	(22)	(609)
Movement through provision	(247)	(4)
Unused amounts reversed	85	616
Foreign exchange movement	1	(25)
Balance at end of the period	$ (183)	$ (22)